Condensed Consolidated Statement of Profit and Loss and Other Comprehensive Income (Unaudited) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€) € / shares
Profit or loss [abstract]
Revenue
Cost of sales	197	(7,298)
Gross profit	197	(7,298)
Operating expenses
Administration expenses	(7,015)	(10,814)
Share-based payment expense	(1,045)	(1,207)
Operating loss	(7,863)	(19,319)
Net finance income
Finance income / (costs)	(71)	37
Interest receivable and similar income	29	29
Interest payable and similar expense	(320)	(277)
Derivative financial instruments at FVTPL	309	5,283
Net finance income/(costs)	(53)	5,072
Share of losses of equity-accounted investees		(205)
Loss before tax	(7,916)	(14,452)
Income tax expense	(32)	(159)
Total comprehensive loss for the year	€ (7,948)	€ (14,611)
Basic loss per share (in Euro per share) | (per share)	€ (0.47)	€ (0.57)
Diluted loss per share (in Euro per share) | (per share)	€ (0.47)	€ (0.57)